OPPENHEIMER ROCHESTER® AMT-FREE MUNICIPAL FUND

OPPENHEIMER ROCHESTER® AMT-FREE NEW YORK MUNICIPAL FUND

OPPENHEIMER ROCHESTER® CALIFORNIA MUNICIPAL FUND

OPPENHEIMER ROCHESTER® FUND MUNICIPALS

OPPENHEIMER ROCHESTER® HIGH YIELD MUNICIPAL FUND

OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER ROCHESTER® LIMITED TERM NEW YORK MUNICIPAL FUND

OPPENHEIMER ROCHESTER® NEW JERSEY MUNICIPAL FUND

OPPENHEIMER ROCHESTER® PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER ROCHESTER® SHORT DURATION HIGH YIELD MUNICIPAL FUND

Supplement dated May 17, 2018 to the Summary Prospectus,

Prospectus, and Statement of Additional Information

This supplement amends the summary prospectus, prospectus, and statement of additional information (“SAI”) of the above referenced funds (each, a “Fund” and together, the “Funds”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the summary prospectus, prospectus, and statement of additional information and retain it for future reference.

Effective June 29, 2018, the portfolio managers with respect to each Fund will be realigned such that each Fund will be managed by a single specialized portfolio manager, who will be primarily responsible for the day-to-day management of the Fund’s investments, and will be supported by the Oppenheimer Municipal Fund Management Team. The chart below identifies the portfolio manager for each Fund. All references to the portfolio managers Scott S. Cottier, Troy E. Willis, Mark R. DeMitry, Michael L. Camarella, Charles S. Pulire, and Elizabeth S. Mossow in the summary prospectus, prospectus, and SAI are revised accordingly.

Fund Name	Portfolio Manager as of June 29, 2018
Oppenheimer Rochester AMT-Free Municipal Fund	Troy E. Willis
Oppenheimer Rochester AMT-Free New York Municipal Fund	Michael L. Camarella
Oppenheimer Rochester California Municipal Fund	Mark R. DeMitry
Oppenheimer Rochester Fund Municipals	Troy E. Willis
Oppenheimer Rochester High Yield Municipal Fund	Scott S. Cottier
Oppenheimer Rochester Limited Term California Municipal Fund	Michael L. Camarella
Oppenheimer Rochester Limited Term New York Municipal Fund	Mark R. DeMitry
Oppenheimer Rochester New Jersey Municipal Fund	Elizabeth S. Mossow
Oppenheimer Rochester Pennsylvania Municipal Fund	Charles S. Pulire
Oppenheimer Rochester Short Duration High Yield Municipal Fund	Scott S. Cottier

May 17, 2018	PS0000.194